8. PRIVATE PLACEMENT (Details) (USD $)	9 Months Ended
Sep. 30, 2014
January 2012 [Member]
Private placement financing	$ 575,000
Private placement financing discription	958,338 common shares and warrants to purchase 191,671common shares; also issued 197,860 penalty shares for electing not to register resale of securities.
April 2012 [Member]
Private placement financing	270,000
Private placement financing discription	Exercise of 900,000 warrants
April/May 2012 [Member]
Private placement financing	470,000
Private placement financing discription	Issued preferred stock, which was subsequently converted into 1,361,333 shares and warrants to purchase 41,667 common shares
July 2012 [Member]
Private placement financing	606,240
Private placement financing discription	Issued 2,020,799 common shares, 673,600 warrants and 258,333 additional common shares for failing to reach certain performance milestones.
November 2012 [Member]
Private placement financing	301,000
Private placement financing discription	Issued 1,003,334 common shares and warrants to purchase 501,667 shares.
2013 [Member]
Private placement financing	5,562,816
Private placement financing discription	Issued 19,125,000 common shares and warrants to purchase 9,562,000 shares
January/February 2014 [Member]
Private placement financing	2,160,300
Private placement financing discription	Issued 7,201,000 common shares and warrants to purchase 3,600,000 shares
March 2014 [Member]
Private placement financing	500,000
Private placement financing discription	Issued 2,000,000 common shares.
July 2014 [Member]
Private placement financing	1,000,000
Private placement financing discription	Issued 2,000,000 shares and warrants to purchase 1,000,000 shares
July 2014 One [Member]
Private placement financing	$ 250,000
Private placement financing discription	Issued convertible note in the principal amount of $250,000 and warrants to purchase 125,000 shares